FAIR VALUE MEASURMENTS (Schedule of Assets and Liabilities Measured at Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	$ 61,197	$ 56,747
Currency options designated as hedging instruments (current assest)	2
Currency options designated as hedging instruments (current liability)		(5)
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	957	1,977
Currency options designated as hedging instruments (current assest)
Currency options designated as hedging instruments (current liability)
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	60,240	54,770
Currency options designated as hedging instruments (current assest)	$ 2
Currency options designated as hedging instruments (current liability)		$ (5)